DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED FINANCING COSTS [Abstract]
Estimated Amortization of Deferred Financing Costs	Estimated amortization of the existing deferred financing costs for the years ending December 31, are as follows (in thousands):

2013	$244
2014	218
2015	42
2016	41
2017	16
$561